UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     10/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             104

Form 13F Information Table Value Total:  $       95,487
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Alcatel-Lucent                 SPONSORED ADR    013904305      921  325,362 SH       SOLE       0           0 325,362    0
Alcoa Inc                      Common           013817101      354   36,995 SH       SOLE       0           0  36,995    0
Anadarko Pete Corp             Common           032511107    2,049   32,492 SH       SOLE       0           0  32,492    0
Apache Corp                    Common           037411105    1,529   19,050 SH       SOLE       0           0  19,050    0
Apple, Inc                     Common           037833100    1,268    3,325 SH       SOLE       0           0   3,325    0
ARM HLDGS PLC                  SPONSORED ADR    042068106    1,481   58,080 SH       SOLE       0           0  58,080    0
Atlas Air Worldwide Hldgs      Com New          049164205      784   23,558 SH       SOLE       0           0  23,558    0
Atwood Oceanics Inc            Common           050095108      280    8,160 SH       SOLE       0           0   8,160    0
Barrick Gold Corp              Common           067901108      290    6,212 SH       SOLE       0           0   6,212    0
BB&T Corp                      Common           054937107      764   35,820 SH       SOLE       0           0  35,820    0
BHP Billiton Ltd               SPONSORED ADR    088606108      970   14,605 SH       SOLE       0           0  14,605    0
Blackrock Kelso Capital Corp   Common           092533108    1,297  177,611 SH       SOLE       0           0 177,611    0
BP PLC                         SPONSORED ADR    055622104      256    7,105 SH       SOLE       0           0   7,105    0
Bristol-Myers Squibb Co.       Common           110122108      329   10,500 SH       SOLE       0           0  10,500    0
Buckeye Partners LP            Unit Ltd Partn   118230101      730   11,680 SH       SOLE       0           0  11,680    0
Calpine Corp                   Common           131347304      754   53,580 SH       SOLE       0           0  53,580    0
Cameco Corp                    Common           13321L108    1,224   66,807 SH       SOLE       0           0  66,807    0
Cameron International Corp     Common           13342B105    1,716   41,315 SH       SOLE       0           0  41,315    0
Carrizo Oil & Co Inc           Common           144577103      898   41,650 SH       SOLE       0           0  41,650    0
Chevron Corp New               Common           166764100      529    5,712 SH       SOLE       0           0   5,712    0
Cisco Sys Inc                  Common           17275R102      390   25,165 SH       SOLE       0           0  25,165    0
Continental Resources Inc.     Common           212015101      871   18,000 SH       SOLE       0           0  18,000    0
Cooper Industries Ltd          CL A             G24182100    1,085   23,533 SH       SOLE       0           0  23,533    0
Crystallex Int'l Corp          Common           22942F101        2   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                 Common           23251P102      321   11,330 SH       SOLE       0           0  11,330    0
Cytokinetics                   Common           23282W100      163  139,350 SH       SOLE       0           0 139,350    0
DCP Midstream Partners LP      Common           23311P100      912   22,780 SH       SOLE       0           0  22,780    0
Deere & Co                     Common           244199105    1,725   26,714 SH       SOLE       0           0  26,714    0
Denbury Res Inc.               Com New          247916208      891   77,509 SH       SOLE       0           0  77,509    0
Devon Energy Corp New          Common           25179M103    1,589   28,655 SH       SOLE       0           0  28,655    0
Diamond Offshore Drilling Inc  Common           25271C102    1,274   23,265 SH       SOLE       0           0  23,265    0
Duncan Energy Partners LP      COM UNITS        265026104      247    6,000 SH       SOLE       0           0   6,000    0
Du Pont E I De Nemours & Co.   Common           263534109    1,224   30,635 SH       SOLE       0           0  30,635    0
El Paso Pipeline Partners LP   COM UNIT LP1     283702108    1,034   29,150 SH       SOLE       0           0  29,150    0
Ensco International Inc        Common           26874Q100    1,455   35,983 SH       SOLE       0           0  35,983    0
Enterprise Prods Partners LP   Common           293792107    2,467   61,457 SH       SOLE       0           0  61,457    0
EOG Resources                  Common           26875P101      389    5,483 SH       SOLE       0           0   5,483    0
Exxon Mobil Corp               Common           30231G102    6,285   86,529 SH       SOLE       0           0  86,529    0
FLIR Systems Inc               Common           302445101      271   10,800 SH       SOLE       0           0  10,800    0
Freeport-McMoRan Copper & Gold Common           35671D857      253    8,301 SH       SOLE       0           0   8,301    0
General Electric Co            Common           369604103    1,076   70,697 SH       SOLE       0           0  70,697    0
GeoResources Inc.              Common           372476101      411   23,100 SH       SOLE       0           0  23,100    0
Goldcorp Inc.                  Common           380956409      432    9,475 SH       SOLE       0           0   9,475    0
Goodrich Pete Corp             Common           382410405      285   24,150 SH       SOLE       0           0  24,150    0
Halliburton Co                 Common           406216101    1,467   48,060 SH       SOLE       0           0  48,060    0
Helmerich & Payne Inc          Common           423452101      619   15,245 SH       SOLE       0           0  15,245    0
Honeywell Inc.                 Common           438516106    1,033   23,524 SH       SOLE       0           0  23,524    0
Iamgold Corp                   Common           450913108    1,755   88,737 SH       SOLE       0           0  88,737    0
Int'l Business Machines        Common           459200101    1,605    9,177 SH       SOLE       0           0   9,177    0
Interpublic Group Cos Inc.     Common           460690100      600   83,400 SH       SOLE       0           0  83,400    0
JP Morgan & Chase & Co         Common           46625H100      295    9,786 SH       SOLE       0           0   9,786    0
Kansas City Southern           Common           485170302      569   11,398 SH       SOLE       0           0  11,398    0
Kinder Morgan Energy Partners  UT LTD PARTNER   494550106    1,011   14,790 SH       SOLE       0           0  14,790    0
Kinder Morgan Inc Del          Common           49456B101      321   12,400 SH       SOLE       0           0  12,400    0
Kinder Morgan Management LLC   SHS              49455U100      516    8,784 SH       SOLE       0           0   8,784    0
Lockheed Martin Corp           Common           539830109    1,343   18,483 SH       SOLE       0           0  18,483    0
Magellan Midstream Partners LP COM UNIT RP LP   559080106    1,158   19,175 SH       SOLE       0           0  19,175    0
Main Street Capital Corp       Common           56035L104    3,483  196,093 SH       SOLE       0           0 196,093    0
Microsoft Corp                 Common           594918104    1,137   45,672 SH       SOLE       0           0  45,672    0
Molycorp Inc.                  Common           608753109    1,713   52,115 SH       SOLE       0           0  52,115    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Murphy Oil Corp                Common           626717102      530   12,000 SH       SOLE       0           0  12,000    0
National Fuel Gas Co. N J      Common           636180101      355    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc     Common           637071101    2,203   43,011 SH       SOLE       0           0  43,011    0
Newfield Exploration           Common           651290108      876   22,075 SH       SOLE       0           0  22,075    0
Newmont Mining Corp            Common           651639106    1,331   21,147 SH       SOLE       0           0  21,147    0
Noble Corporation              Common           G65422100      672   22,896 SH       SOLE       0           0  22,896    0
Noble Energy Inc               Common           655044105      255    3,600 SH       SOLE       0           0   3,600    0
Novartis AG                    SPONSORED ADR    66987V109      986   17,682 SH       SOLE       0           0  17,682    0
Occidental Pete Corp           Common           674599105      236    3,298 SH       SOLE       0           0   3,298    0
Oceaneering Int'l Inc          Common           675232102      707   20,012 SH       SOLE       0           0  20,012    0
Petroleo Brasileiro SA Petro   ADR              71654V408    1,075   47,900 SH       SOLE       0           0  47,900    0
Pioneer Natural Resources Co   Common           723787107    1,152   17,521 SH       SOLE       0           0  17,521    0
Plains All Amern Pipeline      Unit Ltd Partn   726503105    1,176   19,960 SH       SOLE       0           0  19,960    0
Plains Expl & Prodtn Co        Common           726505100    1,003   44,180 SH       SOLE       0           0  44,180    0
PolyMedix Inc                  Common           73174C100       15   22,400 SH       SOLE       0           0  22,400    0
Potash Corp Sask Inc           Common           73755L107    1,437   33,238 SH       SOLE       0           0  33,238    0
Powerwave Technologies Inc.    Common           739363109      202  117,400 SH       SOLE       0           0 117,400    0
Procter & Gamble Co            Common           742718109      670   10,610 SH       SOLE       0           0  10,610    0
ProShares TR                   Pshs Ult S&P 500 74347R107      844   33,100 SH       SOLE       0           0  33,100    0
QUALCOMM Inc                   Common           747525103    1,057   21,727 SH       SOLE       0           0  21,727    0
Raytheon Co                    Com New          755111507      655   16,033 SH       SOLE       0           0  16,033    0
Rowan Cos Inc                  Common           779382100      824   27,301 SH       SOLE       0           0  27,301    0
Royal Dutch Shell PLC          Spons ADR A      780259206      670   10,888 SH       SOLE       0           0  10,888    0
Sandridge Energy Inc.          Common           80007P307    1,364  245,325 SH       SOLE       0           0 245,325    0
SAP AG                         Spon ADR         803054204    1,086   21,450 SH       SOLE       0           0  21,450    0
Schlumberger Ltd               Common           806857108    1,620   27,123 SH       SOLE       0           0  27,123    0
Seaco Ltd                      Common           G79441104        6   10,468 SH       SOLE       0           0  10,468    0
Seadrill Ltd                   SHS              G7945E105      562   20,400 SH       SOLE       0           0  20,400    0
SM Energy Company              Common           78454L100    1,101   18,160 SH       SOLE       0           0  18,160    0
Southern Co                    Common           842587107      603   14,234 SH       SOLE       0           0  14,234    0
Spansion Inc.                  Com CL A New     84649R200      308   25,240 SH       SOLE       0           0  25,240    0
Sprint Nextel Corp             Com Ser 1        852061100      288   94,705 SH       SOLE       0           0  94,705    0
State Street Corp              Common           857477103      206    6,400 SH       SOLE       0           0   6,400    0
Superior Energy Services       Common           868157108      240    9,130 SH       SOLE       0           0   9,130    0
Toll Brothers Inc              Common           889478103      764   52,935 SH       SOLE       0           0  52,935    0
Transocean Ltd                 Common           G90073100    1,498   31,384 SH       SOLE       0           0  31,384    0
United Technologies Corp       Common           913017109      633    9,003 SH       SOLE       0           0   9,003    0
Vaalco Energy Inc              Common           91851C201      617  127,000 SH       SOLE       0           0 127,000    0
Venoco Inc.                    Common           92275P307      584   66,325 SH       SOLE       0           0  66,325    0
Veolia Environnement SA        Spons ADR        92334N103      195   13,392 SH       SOLE       0           0  13,392    0
Weatherford International Ltd  Common           G95089101      440   36,020 SH       SOLE       0           0  36,020    0
Western Gas Partners LP        Com Unit LP IN   958254104      869   25,720 SH       SOLE       0           0  25,720    0
Weyerhaeuser Co                Common           962166104      589   37,858 SH       SOLE       0           0  37,858    0
Whiting Petroleum Corp New     Common           966387102      883   25,175 SH       SOLE       0           0  25,175    0


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